Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment, Net (Textual)
Depreciation expenses	$ 57,631	$ 53,697	$ 30,349